Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • September 30, 2019 (unaudited)

PRINCIPAL
AMOUNT		COUPON	MATURITY
(000)		RATE	DATE	VALUE
	Agency Adjustable Rate Mortgages (0.6%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$209	12 Month USD LIBOR + 1.741%	4.454%	11/01/36	$219,678
1,434	12 Month USD LIBOR + 1.815%	4.646	06/01/43	1,501,595
337	12 Month USD LIBOR + 1.905%	4.723	10/01/36	356,251
308	Federal National Mortgage Association, Conventional Pool:,
	12 Month USD LIBOR + 1.57%	4.445	05/01/44	318,303
	Total Agency Adjustable Rate Mortgages (Cost $2,400,707)			2,395,827

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.0%)
2,108	Amal Ltd. (Cayman Islands)	3.465	08/21/21	2,141,296
1,838	Safina Ltd. (Cayman Islands)	2.00	12/30/23	1,842,438
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $3,945,997)			3,983,734

	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,350	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,350,072)	2.637	09/15/26	1,384,069

	Agency Bonds - Sovereign (U.S. Government Guaranteed) (5.0%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,251,872
2,974	Petroleos Mexicanos (Mexico)	2.46	12/15/25	3,020,408
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $18,550,658)			19,272,280

	Agency Fixed Rate Mortgages (41.7%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
2,202		4.00	04/01/49	2,283,474
1,170		4.50	11/01/48	1,236,466
	Gold Pools:
5,613		3.00	03/01/47–06/01/49	5,740,839
9,374		3.50	08/01/42–04/01/49	9,841,493
4,871		4.00	12/01/41–10/01/45	5,162,400
786		5.00	01/01/40	869,422
1,025		5.50	11/01/39	1,149,949
158		6.50	03/01/29–09/01/32	176,255
236		7.50	05/01/35	279,139
153		8.00	08/01/32	181,306
161		8.50	08/01/31	194,744
	Federal National Mortgage Association, Conventional Pools:
14,764		3.00	06/01/40–07/01/49	15,109,354
23,083		3.50	12/01/42–07/01/49	24,142,054
27,230		4.00	11/01/41–08/01/49	28,874,668
10,165		4.50	01/01/25–09/01/48	10,973,998
2,847		5.00	05/01/35–02/01/41	3,138,193
791		5.12	03/01/38	865,420
2,528		5.50	03/01/35–10/01/35	2,860,322
41		6.50	06/01/29–02/01/33	45,184
1		7.00	05/01/31	1,011
386		7.50	08/01/37	456,717
306		8.00	04/01/33	367,723
303		8.50	10/01/32	363,435
	October TBA:
4,870	(a)	3.00	10/01/34	4,978,434
10,450	(a)	3.50	10/01/49	10,719,414

	Government National Mortgage Association, October TBA:
2,380	(a)	3.50		10/20/49	2,465,764
8,600	(a)	4.00		10/20/49	8,944,168
	Various Pools:
1,192		4.50		04/20/49	1,254,322
5,805		3.50		08/20/45–07/20/46	6,069,223
3,413		4.00		11/20/42–07/15/44	3,660,516
2,409		5.00		01/20/40–02/20/49	2,544,578
74		5.125		11/20/37	79,141
606		5.25		04/20/36–09/20/39	656,648
1,002		5.375		02/20/36–08/20/40	1,083,568
1,444		6.00		02/15/28–09/20/34	1,626,885
95		7.00		03/20/26–07/20/29	109,396
501		8.00		11/15/21–08/15/31	510,499
536		8.50		07/15/30	587,175
45		9.00		10/15/19–02/15/25	53,839
23		9.50		12/15/19–12/15/20	27,206
13		10.00		01/15/20–11/15/20	12,614
	Total Agency Fixed Rate Mortgages (Cost $158,039,249)				159,696,956

	Asset-Backed Securities (2.4%)
1,444	Invitation Homes Trust,
	1 Month USD LIBOR + 1.00% (b)	3.025	(c)	07/17/37	1,444,251
1,139	New Residential Mortgage Loan Trust (b)	4.00	(c)	08/27/57	1,194,617
513	North Carolina State Education Assistance Authority,
	3 Month USD LIBOR + 0.80%	3.076	(c)	07/25/25	513,003
	United States Small Business Administration
1,704		2.42		06/01/32	1,724,580
4,040		2.67		04/01/32	4,139,165
	Total Asset-Backed Securities (Cost $8,866,008)				9,015,616

	Collateralized Mortgage Obligations - Agency Collateral Series (10.0%)
	Federal Home Loan Mortgage Corporation
10,125		2.373		05/25/22	10,219,333
4,700		2.682		10/25/22	4,797,366
3,850		3.208		02/25/26	4,095,400
4,000		3.32		02/25/23	4,169,546
3,429		3.527	(c)	10/25/23	3,623,605
3,200		3.69		01/25/29	3,596,074
2,760		3.90	(c)	08/25/28	3,132,392
	IO
32,814		0.457	(c)	11/25/27	817,396
20,395		0.567	(c)	08/25/27	627,482
	IO REMIC
3,895	6.00% - 1 Month USD LIBOR	3.973	(c)	11/15/43	567,285
2,311	6.05% - 1 Month USD LIBOR	4.023	(c)	04/15/39	95,168
	Federal National Mortgage Association
1,033		3.763		06/25/21	1,051,199
	IO
6,451	6.39% - 1 Month USD LIBOR	4.245	(c)	09/25/20	83,108
	IO REMIC
9,119		3.50		02/25/39	568,362
6,241	6.55% - 1 Month USD LIBOR	4.532	(c)	08/25/41	598,842
	Government National Mortgage Association, IO
1,546	6.10% - 1 Month USD LIBOR	3.618	(c)	07/16/33	20,968
572		5.00		02/16/41	95,872
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $35,841,089)				38,159,398

	Commercial Mortgage-Backed Securities (3.5%)
1,400	Bancorp Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.05% (b)	3.316	(c)	09/15/36	1,414,000
600	CAMB Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.07% (b)	3.098	(c)	12/15/37	602,031
	Citigroup Commercial Mortgage Trust, IO
5,701		1.009	(c)	11/10/48	203,049
14,389		1.074	(c)	09/10/58	618,461
8,521		1.192	(c)	11/10/46	312,701
7,923	COMM Mortgage Trust, IO	1.327	(c)	08/10/46	265,115
23,988	Commercial Mortgage Pass-Through Certificates, IO	0.765	(c)	02/10/47	549,418
	GS Mortgage Securities Trust, IO
9,418		1.214	(c)	11/10/46	342,482
16,675		1.226	(c)	04/10/47	551,005
15,527		1.475	(c)	10/10/48	950,541
950	Hawaii Hotel Trust,
	1 Month USD LIBOR + 1.15% (b)	3.178	(c)	05/15/38	952,801
9,125	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.876	(c)	12/15/49	304,661
	JPMBB Commercial Mortgage Securities Trust, IO
23,766		0.929	(c)	01/15/47	654,971
5,234		1.245	(c)	11/15/45	190,819
1,400	Mortgage Trust,
	1 Month USD LIBOR + 1.20% (b)	3.228	(c)	11/15/35	1,407,795
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,456,032
1,425	VMC Finance LLC,
	1 Month USD LIBOR + 1.10% (b)	3.30	(c)	09/15/36(d)	1,427,549
	WFRBS Commercial Mortgage Trust, IO
12,616		0.591	(c)	08/15/46	175,172
11,951		1.016	(c)	03/15/46	294,412
13,989		1.287	(c)	12/15/46	531,644
	Total Commercial Mortgage-Backed Securities (Cost $12,267,039)				13,204,659

	Mortgages - Other (10.8%)
1,226	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	1,268,513
1,287	CIM Trust (b)	3.00	(c)	04/25/57	1,294,514
	Federal Home Loan Mortgage Corporation
5,805		3.00		09/25/45–05/25/47	5,867,708
511	1 Month USD LIBOR + 1.20%	3.218	(c)	10/25/29	513,175
5,377		3.50		05/25/45–05/25/47	5,515,430
866	1 Month USD LIBOR + 1.85%	3.868	(c)	10/25/27	871,728
251		4.00		05/25/45	253,880
245	1 Month USD LIBOR + 2.00%	4.018	(c)	12/25/28	245,458
23	1 Month USD LIBOR + 2.20%	4.218	(c)	10/25/28	22,849
440	1 Month USD LIBOR + 2.75%	4.768	(c)	09/25/28	442,642
206	1 Month USD LIBOR + 2.80%	4.818	(c)	05/25/28	207,332
460	1 Month USD LIBOR + 2.90%	5.045	(c)	07/25/28	462,968
628	Federal National Mortgage Association,
	1 Month USD LIBOR + 1.30%	3.318	(c)	04/25/29	629,620
	Galton Funding Mortgage Trust
1,784	(b)	3.50	(c)	06/25/59	1,800,506
1,619	(b)	4.00	(c)	11/25/57–02/25/59	1,657,937
	New Residential Mortgage Loan Trust
2,460	(b)	3.75	(c)	11/26/35–08/25/55	2,556,676
2,619	(b)	4.00	(c)	02/25/57–09/25/57	2,725,377
	Seasoned Credit Risk Transfer Trust
10,523		3.00		07/25/56–10/25/58	10,742,763
736		4.00		08/25/58–10/25/58	772,260

3,397		4.50	06/25/57	3,623,492
	Total Mortgages - Other (Cost $40,422,575)			41,474,828

	Municipal Bonds (13.3%)
3,615	Bay Area Toll Authority	6.263	04/01/49	5,689,178
3,875	City of New York, NY, Series G-1	5.968	03/01/36	5,253,066
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	4,113,913
5,980	Los Angeles Unified School District	5.75	07/01/34	7,776,541
1,450	Metropolitan Transportation Authority	6.668	11/15/39	2,125,670
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,807,618
1,749	Municipal Electric Authority of Georgia, GA	6.637	04/01/57	2,398,990
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,907,631
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,325,513
3,000	New York State Dormitory Authority	5.628	03/15/39	3,822,900
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,516,768
1,580	State of Washington	5.481	08/01/39	2,069,277
	Total Municipal Bonds (Cost $38,965,103)			50,807,065

	U.S. Agency Securities (8.2%)
2,175	Federal Home Loan Bank	3.25	11/16/28	2,425,746
6,960	Private Export Funding Corp.	4.30	12/15/21	7,323,026
	Tennessee Valley Authority
6,935		5.25	09/15/39	9,829,714
8,085		7.125	05/01/30	11,959,910
	Total U.S. Agency Securities (Cost $26,474,836)			31,538,396

	U.S. Treasury Securities (2.7%)
1,450	U.S. Treasury Bond	3.00	11/15/44	1,703,580
	U.S. Treasury Notes
1,200		2.625	02/15/29	1,298,977
4,953		0.875	01/15/29	5,256,803
2,100		1.75	07/15/22	2,108,572
	Total U.S. Treasury Securities (Cost $10,162,736)			10,367,932

	Short-Term Investments (7.5%)
	U.S. Treasury Securities (5.8%)
2,370	U.S. Treasury Bill (e)(f)	2.353	11/21/19	2,362,295
20,000	U.S. Treasury Note	1.75	11/30/19	19,990,131
	Total U.S. Treasury Securities (Cost $22,345,517)			22,352,426

NUMBER OF
SHARES
(000)
	Investment Company (1.7%)
6,586	Morgan Stanley Institutional Liquidity Funds - Government Portfolio – Institutional Class (g) (Cost $6,585,604)			6,585,604
	Total Short-Term Investments (Cost $28,931,121)			28,938,030

	Total Investments (Cost $386,217,190) (h)(i)(j)		107.1%	410,238,790
	Liabilities in Excess of Other Assets		(7.1)	(27,137,647)
	Net Assets		100.0%	$383,101,143

AID	Agency for International Development.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.

TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or variable rate securities: The rates disclosed are as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	When-issued security.
(e)	Rate shown is the yield to maturity at September 30, 2019.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2019, advisory fees paid were reduced by $9,602 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open futures contracts.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the (as defined herein) Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2019, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $25,202,710 and the aggregate gross unrealized depreciation is $1,598,879, resulting in net unrealized appreciation of $23,603,831.

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	295	Dec-19	$29,500	$35,148,789	$(204,078)
U.S. Treasury Ultra Bond	46	Dec-19	4,600	8,827,687	(270,485)
U.S. Treasury 30 yr. Bond	35	Dec-19	3,500	5,680,938	(123,315)
Short:
U.S. Treasury 2 yr. Note	29	Dec-19	(5,800)	(6,249,500)	4,156
U.S. Treasury 10 yr. Ultra Long Bond	145	Dec-19	(14,500)	(20,648,906)	175,953
					$(417,769)

Currency Abbreviation:

USD - United States Dollar.

PORTFOLIO COMPOSITION* as of 09/30/19	Percentage of Total Investments
Agency Fixed Rate Mortgages	38.9%
Municipal Bonds	12.4
Mortgages - Other	10.1
Collateralized Mortgage Obligations - Agency Collateral Series	9.3
U.S. Agency Securities	7.7
Short-Term Investments	7.1
Agency Bonds - Sovereign (U.S. Government Guaranteed)	4.7
Commercial Mortgage-Backed Securities	3.2
U.S. Treasury Securities	2.5
Asset-Backed Securities	2.2
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.0
Agency Adjustable Rate Mortgages	0.6
Agency Bonds - Finance (U.S. Government Guaranteed)	0.3
100.0%

*    Does not include open long/short futures contracts with a value of $76,555,820 and net unrealized depreciation of $417,769.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • September 30, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,395,827	$—	$2,395,827
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	3,983,734	—	3,983,734
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,384,069	—	1,384,069
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	19,272,280	—	19,272,280
Agency Fixed Rate Mortgages	—	159,696,956	—	159,696,956
Asset-Backed Securities	—	9,015,616	—	9,015,616
Collateralized Mortgage Obligations - Agency Collateral Series	—	38,159,398	—	38,159,398
Commercial Mortgage-Backed Securities	—	13,204,659	—	13,204,659
Mortgages - Other	—	41,474,828	—	41,474,828
Municipal Bonds	—	50,807,065	—	50,807,065
U.S. Agency Securities	—	31,538,396	—	31,538,396
U.S. Treasury Securities	—	10,367,932	—	10,367,932
Total Fixed Income Securities	—	381,300,760	—	381,300,760
Short-Term Investments
U.S. Treasury Securities	—	22,352,426	—	22,352,426
Investment Company	6,585,604	—	—	6,585,604
Total Short-Term Investments	6,585,604	22,352,426	—	28,938,030
Futures Contracts	180,109	—	—	180,109
Total Assets	6,765,713	403,653,186	—	410,418,899
Liabilities:
Futures Contracts	(597,878)	—	—	(597,878)
Total	$6,167,835	$403,653,186	$—	$409,821,021

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.